Intangible Assets	6 Months Ended
Jun. 30, 2021
Intangible Assets
Intangible Assets

11) Intangible Assets and Contract Liabilities

(a)Intangible assets

	Above market	Above market
	time charter	time charter	Total
(U.S. Dollars in thousands)	Tordis Knutsen	Vigdis Knutsen	intangibles
Intangibles, December 31, 2019	$608	$678	$1,286
Amortization for the year	(303)	(302)	(605)
Intangibles, December 31, 2020	$305	$376	$681
Amortization for the period	(152)	(151)	(303)
Intangibles, June 30, 2021	$153	$225	$378

The intangible for the above-market value of the time charter contract associated with the Tordis Knutsen is amortized to time charter revenue on a straight line basis over the remaining term of the contract of 4.8 years as of the acquisition date. The intangible for the above-market value of the time charter contract associated with the Vigdis Knutsen is amortized to time charter revenue on a straight line basis over the remaining term of the contract of 4.9 years as of the acquisition date.

The estimated future amortization of intangible assets at June 30, 2021 is as follows:

(U.S. Dollars in thousands)
Remainder of 2021	303
2022	75
Total	$378

(b)Contract Liabilities

The unfavorable contractual rights for charters associated with Fortaleza Knutsen and Recife Knutsen were obtained in connection with a step acquisition in 2008 that had unfavorable contractual terms relative to market as of acquisition date. The Fortaleza Knutsen and the Recife Knutsen commenced on their 12 years’ fixed bareboat charters in March 2011 and August 2011, respectively. The unfavorable contract rights related to Fortaleza Knutsen and Recife Knutsen are amortized to bareboat revenues on a straight-line basis over the 12 years’ contract period that expires in March 2023 and August 2023, respectively.

		Amortization for		Amortization for
	Balance of	the year ended	Balance of	the six Months	Balance of
	December 31,	December 31,	December 31,	ended June 30,	June 30,
(U.S. Dollars in thousands)	2019	2020	2020	2021	2021
Contract liabilities:
Unfavourable contract rights	$(5,203)	$1,517	$(3,686)	$758	$(2,928)
Total amortization income		$1,517		$758

Accumulated amortization for contract liabilities was $15.3 million and $14.5 million as of June 30, 2021 and December 31, 2020, respectively. The amortization of contract liabilities that is classified under time charter and bareboat revenues for the next five years is expected to be as follows:

(U.S. Dollars in thousands)
Remainder of 2021	759
2022	1,518
2023	651
2024	—
2025	—
2026	—
Total	$2,928